Fair Value Measurements (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The following tables present the Company’s assets and liabilities measured at fair value, classified by the valuation hierarchy as of March 31, 2023 and December 31, 2022 (dollars in thousands):
	March 31, 2023
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$6,971	$—	$6,971	$—
State and local government	22,198	—	22,198	—
Corporate debt	30,931	—	30,931	—
Asset-backed securities	20,105	—	20,105	—
Mortgage-backed securities	23,785	—	23,785	—
Commercial mortgage-backed securities	3,288	—	3,288	—
Collateralized mortgage obligations	3,355	—	3,355	—
Total debt securities	110,633	—	110,633	—
Equity Securities	965	208	757	—
Short-term investments	28,055	28,055	—	—
Total marketable investments measured at fair value	$139,653	$28,263	$111,390	$—

Investments measured at NAV:
Investment in limited partnership	1,460
Total assets measured at fair value	$141,113

Liabilities:
Senior Unsecured Notes*	$22,567	$—	$22,567	$—
Subordinated Notes*	11,685	—	—	11,685
Total Liabilities (non-recurring fair value measure)	$34,252	$—	$22,567	$11,685

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheets
	December 31, 2022
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$7,498	$—	$7,498	$—
State and local government	20,816	—	20,816	—
Corporate debt	30,559	—	30,559	—
Asset-backed securities	20,496	—	20,496	—
Mortgage-backed securities	24,037	—	24,037	—
Commercial mortgage-backed securities	3,228	—	3,228	—
Collateralized mortgage obligations	3,567	—	3,567	—
Total debt securities	110,201	—	110,201	—
Equity securities	917	160	757	—
Short-term investments	25,929	25,929	—	—
Total marketable investments measured at fair value	$137,047	$26,089	$110,958	$—

	December 31, 2022
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Investments measured at NAV:
Investment in limited partnership	350
Total assets measured at fair value	$137,397

Liabilities:
Senior Unsecured Notes*	$22,430	$—	$22,430	$—
Subordinated Notes*	11,300	—	—	11,300
Total Liabilities (non-recurring fair value measure)	$33,730	$—	$22,430	$11,300

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheets

The following tables present the Company’s assets and liabilities measured at fair value, classified by the valuation hierarchy as of December 31, 2022 and 2021 (dollars in thousands):
	December 31, 2022
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$7,498	$—	$7,498	$—
State and local government	20,816	—	20,816	—
Corporate debt	30,559	—	30,559	—
Asset-backed securities	20,496	—	20,496	—
Mortgage-backed securities	24,037	—	24,037	—
Commercial mortgage-backed securities	3,228	—	3,228	—
Collateralized mortgage obligations	3,567	—	3,567	—
Total debt securities	110,201	—	110,201	—
Equity Securities	917	160	757	—
Short-term investments	25,929	25,929	—	—
Total marketable investments measured at fair value	$137,047	$26,089	$110,958	$—
Investments measured at NAV:
Investment in limited partnership	350
Total assets measured at fair value	$137,397
Liabilities:
Senior Unsecured Notes*	$22,430	$—	$22,430	$—
Subordinated Notes*	11,300	—	—	11,300
Total Liabilities (non-recurring fair value measure	$33,730	$—	$22,430	$11,300

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheet
	December 31, 2021
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$20,720	$—	$20,720	$—
State and local government	30,429	—	30,429	—
Corporate debt	30,346	—	30,346	—
Asset-backed securities	28,438	—	28,438	—
Mortgage-backed securities	32,521	—	32,521	—
Commercial mortgage-backed securities	1,690	—	1,690	—
Collateralized mortgage obligations	5,639	—	5,639	—
Total debt securities	149,783	—	149,783	—
Equity Securities	9,437	9,154	283	—
Short-term investments	23,013	23,013	—	—
Total marketable investments measured at fair value	$182,233	$32,167	$150,066	$—
Investments measured at NAV:
Investment in limited partnership	494
Total assets measured at fair value	$182,727
	December 31, 2021
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Liabilities:
Senior Unsecured Notes*	$24,118	$—	$24,118	$—
Subordinated Notes*	11,704	—	—	11,704
Total Liabilities measured at fair value	$35,822	$—	$24,118	$11,704

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheet